Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Capital reserve	Share premium	Statutory reserve	Share-based compensation reserves	Currency translation reserve	Retained earnings
Beginning balance at Dec. 31, 2017	$ 4,538	$ 81	$ 87	$ 1,428	$ 6	$ 88	$ (16)	$ 2,864
Changes on initial application of IFRS 9	24							24
Ending balance at Jan. 01, 2018	4,562	81	87	1,428	6	88	(16)	2,888
Beginning balance at Dec. 31, 2017	4,538	81	87	1,428	6	88	(16)	2,864
(Loss) Profit for the period	1,875							1,875
Other comprehensive income (expense) for the period	(12)						(12)
Total comprehensive (expense) income	1,863						(12)	1,875
Exercise of share options	23			23
Transfer to share premium upon exercise of share options				6		(6)
Forfeiture of share options						(4)		4
Share-based compensation of the Company	14					14
Dividends to equity holders of the Company	(2,053)							(2,053)
Ending balance at Dec. 31, 2018	4,409	81	87	1,457	6	92	(28)	2,714
(Loss) Profit for the period	2,033							2,033
Other comprehensive income (expense) for the period	16						16
Total comprehensive (expense) income	2,049						16	2,033
Exercise of share options	28			28
Transfer to share premium upon exercise of share options				6		(6)
Forfeiture of share options						(3)		3
Share-based compensation of the Company	14					14
Dividends to equity holders of the Company	(2,054)							(2,054)
Ending balance at Dec. 31, 2019	4,446	81	87	1,491	6	97	(12)	2,696
(Loss) Profit for the period	(716)							(716)
Other comprehensive income (expense) for the period	15						15
Total comprehensive (expense) income	(701)						15	(716)
Exercise of share options	2			2
Transfer to share premium upon exercise of share options				1		(1)
Forfeiture of share options						(3)		3
Share-based compensation of the Company	7					7
Dividends to equity holders of the Company	(1,025)							(1,025)
Ending balance at Jun. 30, 2020	2,729	81	87	1,494	6	100	3	958
Beginning balance at Dec. 31, 2019	4,446	81	87	1,491	6	97	(12)	2,696
(Loss) Profit for the period	(1,523)							(1,523)
Other comprehensive income (expense) for the period	16						16
Total comprehensive (expense) income	(1,507)						16	(1,523)
Exercise of share options	6			6
Transfer to share premium upon exercise of share options				1		(1)
Forfeiture of share options						(8)		8
Share-based compensation of the Company	9					9
Dividends to equity holders of the Company	(1,025)							(1,025)
Ending balance at Dec. 31, 2020	1,929	81	87	1,498	6	97	4	156
(Loss) Profit for the period	(381)							(381)
Other comprehensive income (expense) for the period	(2)						(2)
Total comprehensive (expense) income	(383)						(2)	(381)
Exercise of share options	12			12
Transfer to share premium upon exercise of share options				5		(5)
Forfeiture of share options						(1)		1
Share-based compensation of the Company	4					4
Ending balance at Jun. 30, 2021	$ 1,562	$ 81	$ 87	$ 1,515	$ 6	$ 95	$ 2	$ (224)